Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation			$ 54,538		$ 119,524	$ 157,860
Property, Plant and Equipment, Gross	$ 527,044		527,044		628,615	619,283
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	428,076		428,076		480,883	361,360
Selling, General and Administrative Expense	$ 866,699	$ 634,447	2,493,930	$ 2,453,976	3,095,350	4,662,695
Co-Founders [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross							$ 176,042
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment							$ 39,120
Property, Plant and Equipment [Member] | Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation					$ 6,394	$ 7,010
Selling, General and Administrative Expense			4,721
Property, Plant and Equipment [Member] | Inventory [Member]
Property, Plant and Equipment [Line Items]
Selling, General and Administrative Expense			$ 1,180